Short-Term Debt (Narrative) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
FHLB stock purchased	$ 13,343,000	$ 11,463,000
Investment Securities And One To Four Family Residential Property Loans [Member]
Short-term Debt [Line Items]
Collateral pledged to the FHLB	1,700,000,000	1,500,000,000
City National [Member]
Short-term Debt [Line Items]
FHLB stock purchased	52,784
Unused FHLB funds	$ 1,400,000,000	$ 1,100,000,000